WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 32.4%
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.3%
AT&T Inc., Senior Notes	2.300%	6/1/27	90,000	$93,148
AT&T Inc., Senior Notes	1.650%	2/1/28	90,000	89,279
AT&T Inc., Senior Notes	2.250%	2/1/32	30,000	29,210
AT&T Inc., Senior Notes	2.550%	12/1/33	20,000	19,676
AT&T Inc., Senior Notes	3.100%	2/1/43	130,000	124,637
AT&T Inc., Senior Notes	4.350%	6/15/45	19,000	21,460
AT&T Inc., Senior Notes	3.550%	9/15/55	57,000	56,210
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	10,000	10,732
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	40,000	40,604
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	40,000	42,778
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	60,000	57,029
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	140,000	141,721
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	104,000	102,850	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	340,000	404,841
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	30,000	38,798
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	150,000	140,936
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	265,000	247,019

Total Diversified Telecommunication Services				1,660,928

Interactive Media & Services - 0.4%
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	19,754
Alphabet Inc., Senior Notes	0.800%	8/15/27	30,000	29,390
Alphabet Inc., Senior Notes	1.100%	8/15/30	30,000	28,341
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	400,000	414,904	(a)

Total Interactive Media & Services				492,389

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	1

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	250,000	$260,327	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	10,317	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	98,000	99,700	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	450,000	463,500
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	270,000	303,649
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	117,089
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	50,000	50,113
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	80,000	96,534
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	20,000	19,568	(b)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	60,000	75,798
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	20,000	22,444
Comcast Corp., Senior Notes	3.150%	3/1/26	20,000	21,612
Comcast Corp., Senior Notes	3.300%	4/1/27	50,000	54,750
Comcast Corp., Senior Notes	4.150%	10/15/28	45,000	51,752
Comcast Corp., Senior Notes	4.250%	10/15/30	190,000	221,317
DISH DBS Corp., Senior Notes	5.875%	11/15/24	510,000	548,393
DISH DBS Corp., Senior Notes	5.125%	6/1/29	50,000	48,989

Total Media				2,465,852

Wireless Telecommunication Services - 1.1%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	200,000	209,000	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	200,000	197,500	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	320,000	478,035
Sprint Corp., Senior Notes	7.875%	9/15/23	20,000	22,347
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	10,000	10,112
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	40,000	40,422

See Notes to Schedule of Investments.

2	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	30,000	$30,255
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	40,000	42,185
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	40,000	42,185	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	210,000	226,235
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	10,000	11,017
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	40,000	40,143
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	80,000	91,879

Total Wireless Telecommunication Services				1,441,315

TOTAL COMMUNICATION SERVICES				6,060,484

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 1.1%
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	500,000	513,750
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	200,000	208,000
General Motors Co., Senior Notes	5.400%	10/2/23	20,000	21,811
General Motors Co., Senior Notes	6.125%	10/1/25	130,000	152,320
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	13,179
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	200,000	212,632	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	240,000	263,679	(a)

Total Automobiles				1,385,371

Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	160,000	160,864
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,000	10,994
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	10,989
McDonald’s Corp., Senior Notes	3.800%	4/1/28	50,000	55,880
McDonald’s Corp., Senior Notes	4.450%	9/1/48	230,000	282,409
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	250,000	256,250	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	215,352
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	193,406	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	40,000	39,468	(a)

Total Hotels, Restaurants & Leisure				1,225,612

Household Durables - 0.0%††
Lennar Corp., Senior Notes	4.500%	4/30/24	40,000	43,249
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	10,000	12,590

Total Household Durables				55,839

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	1.500%	6/3/30	10,000	9,726
Amazon.com Inc., Senior Notes	2.100%	5/12/31	20,000	20,259
Amazon.com Inc., Senior Notes	3.875%	8/22/37	50,000	59,038
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	109,192

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	3

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - (continued)
Prosus NV, Senior Notes	3.061%	7/13/31	200,000	$195,283	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	400,000	364,092	(a)

Total Internet & Direct Marketing Retail				757,590

Multiline Retail - 0.0%††
Target Corp., Senior Notes	2.250%	4/15/25	50,000	52,157

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes	2.700%	4/15/30	30,000	31,742
Home Depot Inc., Senior Notes	3.350%	4/15/50	90,000	97,369

Total Specialty Retail				129,111

Textiles, Apparel & Luxury Goods - 0.0%††
NIKE Inc., Senior Notes	2.750%	3/27/27	50,000	53,682

TOTAL CONSUMER DISCRETIONARY				3,659,362

CONSUMER STAPLES - 1.9%
Beverages - 0.4%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	90,000	98,714
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	40,000	45,143
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	10,000	11,773
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	20,000	21,905
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	30,000	35,097
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	80,000	95,498
Coca-Cola Co., Senior Notes	3.375%	3/25/27	30,000	33,227
Coca-Cola Co., Senior Notes	1.450%	6/1/27	50,000	50,473
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	50,000	50,775
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	10,434
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	64,016
PepsiCo Inc., Senior Notes	1.625%	5/1/30	40,000	39,189

Total Beverages				556,244

Food & Staples Retailing - 0.0%††
Walmart Inc., Senior Notes	1.500%	9/22/28	20,000	19,914
Walmart Inc., Senior Notes	1.800%	9/22/31	10,000	9,914

Total Food & Staples Retailing				29,828

See Notes to Schedule of Investments.

4	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.7%
Hershey Co., Senior Notes	0.900%	6/1/25	10,000	$9,995
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	10,000	11,305
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	20,000	24,527
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	260,000	325,661
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	50,000	56,891
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	30,000	36,513
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	190,000	250,680
Mars Inc., Senior Notes	2.700%	4/1/25	20,000	21,121	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	70,000	76,088	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	10,000	10,870	(c)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	90,000	91,356

Total Food Products				915,007

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	10,000	10,765
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	30,000	32,831

Total Household Products				43,596

Tobacco - 0.7%
Altria Group Inc., Senior Notes	2.350%	5/6/25	10,000	10,368
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	11,772
Altria Group Inc., Senior Notes	3.875%	9/16/46	30,000	29,219
Altria Group Inc., Senior Notes	5.950%	2/14/49	230,000	291,288
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,000	5,178
BAT Capital Corp., Senior Notes	3.557%	8/15/27	70,000	75,420
BAT Capital Corp., Senior Notes	3.734%	9/25/40	80,000	77,183
BAT Capital Corp., Senior Notes	4.540%	8/15/47	100,000	103,596
Cargill Inc., Senior Notes	1.375%	7/23/23	40,000	40,738	(a)
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	143,096
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	30,000	30,380
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	30,000	29,810

Total Tobacco				848,048

TOTAL CONSUMER STAPLES				2,392,723

ENERGY - 5.2%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000	2,191

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	5

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 5.2%
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	10,000	$10,707
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	20,000	21,799
BP Capital Markets America Inc., Senior Notes	3.937%	9/21/28	100,000	112,847
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	80,000	89,188
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	20,000	21,653
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	100,000	106,026	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	30,000	31,612
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	10,000	10,472	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	10,000	10,033	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	50,000	51,121
Chevron Corp., Senior Notes	1.995%	5/11/27	10,000	10,315
Chevron Corp., Senior Notes	2.236%	5/11/30	60,000	61,514
Chevron USA Inc., Senior Notes	6.000%	3/1/41	30,000	43,510
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	110,000	120,353
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	140,000	158,212
ConocoPhillips, Senior Notes	3.750%	10/1/27	20,000	22,337	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	120,000	138,181	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	20,000	20,725
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	60,437	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	10,000	11,200
Devon Energy Corp., Senior Notes	5.850%	12/15/25	90,000	104,135
Devon Energy Corp., Senior Notes	5.000%	6/15/45	330,000	386,882
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	70,000	73,500
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	30,000	32,125
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	10,000	10,694
Ecopetrol SA, Senior Notes	5.875%	5/28/45	190,000	191,900
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	40,000	40,850	(d)(e)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	73,373
Energy Transfer LP, Senior Notes	4.950%	6/15/28	10,000	11,474
Energy Transfer LP, Senior Notes	5.250%	4/15/29	10,000	11,722
Energy Transfer LP, Senior Notes	3.750%	5/15/30	100,000	108,056
Energy Transfer LP, Senior Notes	6.250%	4/15/49	60,000	78,841

See Notes to Schedule of Investments.

6	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Senior Notes	5.000%	5/15/50	80,000	$92,298
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	70,000	79,636
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	80,000	83,585
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	200,000	211,559
EOG Resources Inc., Senior Notes	4.375%	4/15/30	100,000	116,749
EOG Resources Inc., Senior Notes	3.900%	4/1/35	70,000	79,271
EOG Resources Inc., Senior Notes	4.950%	4/15/50	10,000	13,239
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	130,000	142,506	(a)
EQT Corp., Senior Notes	3.000%	10/1/22	60,000	61,056
EQT Corp., Senior Notes	3.900%	10/1/27	285,000	308,436
EQT Corp., Senior Notes	5.000%	1/15/29	20,000	22,519
EQT Corp., Senior Notes	3.625%	5/15/31	40,000	41,680	(a)
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	50,000	53,340
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	40,000	44,500
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	140,000	148,880
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	110,000	124,682
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	20,000	25,476
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	24,184
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	50,000	62,412
MPLX LP, Senior Notes	4.875%	6/1/25	90,000	100,577
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	69,434
MPLX LP, Senior Notes	4.500%	4/15/38	100,000	111,634
MPLX LP, Senior Notes	5.500%	2/15/49	10,000	12,676
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	80,000	81,370
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	110,000	138,051
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	60,000	57,450
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	100,000	98,125
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	10,462	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	610,000	681,004
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	10,000	9,872
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	60,000	58,344
Qatar Petroleum, Senior Notes	3.300%	7/12/51	200,000	202,000	(a)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	7

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	4.875%	5/15/25	70,000	$73,906
Shell International Finance BV, Senior Notes	4.375%	5/11/45	50,000	61,378
Shell International Finance BV, Senior Notes	4.000%	5/10/46	30,000	35,307
Shell International Finance BV, Senior Notes	3.250%	4/6/50	20,000	21,275
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	10,000	10,792
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	10,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	22,409
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	40,000	43,150
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	140,000	174,552
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	100,000	106,900
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	40,000	42,208
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	10,000	10,725
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	120,000	132,600
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	80,000	93,600
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	120,000	141,214
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.229%	1/13/23	10,000	10,000	(e)
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	111,297
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	40,000	61,166

Total Oil, Gas & Consumable Fuels				6,765,780

TOTAL ENERGY				6,767,971

See Notes to Schedule of Investments.

8	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 9.0%
Banks - 6.5%
Banco Actinver SA/Grupo GICSA SAB de
CV, Senior Secured Notes	4.800%	12/18/32	270,000	$206,550	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	210,027
Bank of America Corp., Senior Notes	5.000%	1/21/44	100,000	131,181
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	690,000	702,606	(e)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	50,000	51,528	(e)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	200,000	222,432	(e)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	70,000	85,829	(e)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	200,000	218,766
Bank of Montreal, Senior Notes	1.850%	5/1/25	90,000	92,610
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	50,000	50,339
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	200,000	201,576
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	205,276	(a)(e)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	200,000	237,912	(a)(e)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	50,000	50,415
Citigroup Inc., Senior Notes	8.125%	7/15/39	240,000	410,144
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	50,000	50,973	(e)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	130,000	138,027	(e)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	60,000	67,389	(e)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	60,000	69,279	(e)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	150,000	165,911
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	150,000	173,093
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	249,717	(a)(e)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	9

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	$254,756	(a)(e)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	10,000	10,670
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	204,378	(e)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	204,226	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	206,866	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	90,000	92,571	(e)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	100,000	101,387	(e)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	200,000	207,124	(e)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	90,000	96,397	(e)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	100,000	115,182	(e)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	110,000	143,787
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	200,000	215,023
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	227,496
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	80,000	81,544
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	50,000	50,095
Swedbank AB, Senior Notes	1.300%	6/2/23	200,000	202,807	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	100,000	100,588
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	40,000	40,089
US Bancorp, Senior Notes	1.450%	5/12/25	100,000	101,602
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	20,000	21,381
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	100,000	107,177
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	50,000	56,826
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	100,000	101,955	(e)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	90,000	92,892	(e)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	310,000	323,752	(e)

See Notes to Schedule of Investments.

10	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	100,000	$109,487	(e)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	450,000	603,912	(e)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	270,000	338,151

Total Banks				8,403,701

Capital Markets - 1.7%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	30,000	30,666
Credit Suisse AG, Senior Notes	2.950%	4/9/25	250,000	265,010
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	254,692	(a)(e)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	10,000	10,360
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	80,000	86,123
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	190,000	204,270
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	50,000	54,031
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	90,000	101,711	(e)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	310,000	406,493
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	130,000	134,225	(e)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	50,000	51,555	(e)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	110,000	121,238	(e)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	50,000	57,734	(e)
UBS AG, Senior Notes	1.750%	4/21/22	200,000	201,431	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	200,000	218,192	(a)(d)(e)

Total Capital Markets				2,197,731

Consumer Finance - 0.0%††
American Express Co., Senior Notes	3.700%	11/5/21	90,000	90,009

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	11

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 0.6%
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	200,000	$240,010
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	150,000	156,884
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	250,000	253,849	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	90,000	98,212	(a)

Total Diversified Financial Services				748,955

Insurance - 0.2%
American International Group Inc., Senior Notes	2.500%	6/30/25	30,000	31,413
American International Group Inc., Senior Notes	3.750%	7/10/25	50,000	54,426
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	85,337
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	20,052	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	40,000	39,880	(a)

Total Insurance				231,108

TOTAL FINANCIALS				11,671,504

HEALTH CARE - 2.7%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	3.750%	11/14/23	10,000	10,654
AbbVie Inc., Senior Notes	2.600%	11/21/24	300,000	315,369
AbbVie Inc., Senior Notes	3.200%	11/21/29	330,000	355,578
AbbVie Inc., Senior Notes	4.750%	3/15/45	60,000	74,926
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	80,000	87,680

Total Biotechnology				844,207

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	130,000	145,827
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	37,000	39,341

Total Health Care Equipment & Supplies				185,168

Health Care Providers & Services - 0.9%
Anthem Inc., Senior Notes	3.650%	12/1/27	40,000	44,435
Centene Corp., Senior Notes	4.625%	12/15/29	60,000	65,388
Centene Corp., Senior Notes	3.375%	2/15/30	20,000	20,706
Cigna Corp., Senior Notes	3.750%	7/15/23	4,000	4,228
Cigna Corp., Senior Notes	4.125%	11/15/25	30,000	33,338
Cigna Corp., Senior Notes	4.800%	8/15/38	160,000	195,817
CVS Health Corp., Senior Notes	3.625%	4/1/27	10,000	11,013

See Notes to Schedule of Investments.

12	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	2.125%	9/15/31	40,000	$39,298
CVS Health Corp., Senior Notes	2.700%	8/21/40	100,000	95,424
CVS Health Corp., Senior Notes	5.050%	3/25/48	110,000	141,592
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	47,588
HCA Inc., Senior Notes	3.500%	9/1/30	60,000	63,563
Humana Inc., Senior Notes	4.500%	4/1/25	10,000	11,105
Humana Inc., Senior Notes	3.950%	3/15/27	20,000	22,313
Humana Inc., Senior Notes	3.125%	8/15/29	90,000	95,921
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	10,000	10,063
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	20,000	22,758
UnitedHealth Group Inc., Senior Notes	2.875%	8/15/29	50,000	53,638
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	140,000	140,390
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	30,000	41,831

Total Health Care Providers & Services				1,160,409

Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	20,000	20,295
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	20,000	21,805
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	140,000	155,166
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	40,000	49,615
Johnson & Johnson, Senior Notes	0.550%	9/1/25	40,000	39,656
Johnson & Johnson, Senior Notes	0.950%	9/1/27	80,000	78,408
Johnson & Johnson, Senior Notes	3.625%	3/3/37	30,000	34,589
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	100,000	98,656
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	30,000	28,976
Pfizer Inc., Senior Notes	0.800%	5/28/25	60,000	59,781
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	280,000	282,100
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	90,000	89,464
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	340,000	325,550

Total Pharmaceuticals				1,284,061

TOTAL HEALTH CARE				3,473,845

INDUSTRIALS - 3.2%
Aerospace & Defense - 1.1%
Boeing Co., Senior Notes	1.433%	2/4/24	220,000	220,329
Boeing Co., Senior Notes	4.875%	5/1/25	90,000	100,162
Boeing Co., Senior Notes	2.196%	2/4/26	140,000	141,032
Boeing Co., Senior Notes	3.200%	3/1/29	110,000	114,466

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	13

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	5.150%	5/1/30	90,000	$105,632
Boeing Co., Senior Notes	3.250%	2/1/35	130,000	129,988
Boeing Co., Senior Notes	3.550%	3/1/38	10,000	10,157
Boeing Co., Senior Notes	5.705%	5/1/40	70,000	88,953
Boeing Co., Senior Notes	5.805%	5/1/50	70,000	93,308
Boeing Co., Senior Notes	5.930%	5/1/60	20,000	27,321
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	50,000	61,671
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	50,000	54,965
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	130,000	140,647
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	170,000	171,660

Total Aerospace & Defense				1,460,291

Airlines - 1.3%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	20,000	20,177
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	30,000	31,230
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	61,438
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	490,000	577,289
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	370,000	431,512	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	90,000	96,300	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	70,000	78,050	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	60,000	65,245	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	42,000	47,103	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,000	10,263	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	240,000	248,028	(a)

Total Airlines				1,666,635

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	20,000	20,691
Carrier Global Corp., Senior Notes	2.700%	2/15/31	25,000	25,741

Total Building Products				46,432

See Notes to Schedule of Investments.

14	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	360,000	$358,877	(a)
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	50,000	50,546
Republic Services Inc., Senior Notes	2.500%	8/15/24	10,000	10,472

Total Commercial Services & Supplies				419,895

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	50,000	51,291

Industrial Conglomerates - 0.2%
3M Co., Senior Notes	2.375%	8/26/29	10,000	10,376
3M Co., Senior Notes	3.050%	4/15/30	40,000	43,232
General Electric Co., Senior Notes	3.450%	5/1/27	10,000	10,968
General Electric Co., Senior Notes	3.625%	5/1/30	20,000	22,224
General Electric Co., Senior Notes	6.750%	3/15/32	10,000	13,679
General Electric Co., Senior Notes	6.875%	1/10/39	41,000	61,103
Honeywell International Inc., Senior Notes	1.350%	6/1/25	30,000	30,491

Total Industrial Conglomerates				192,073

Machinery - 0.0%††
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	20,000	20,666

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	2.150%	2/5/27	40,000	41,435
Union Pacific Corp., Senior Notes	2.891%	4/6/36	30,000	31,150	(a)
Union Pacific Corp., Senior Notes	3.839%	3/20/60	70,000	80,310
Union Pacific Corp., Senior Notes	3.750%	2/5/70	50,000	56,204

Total Road & Rail				209,099

Trading Companies & Distributors - 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	30,000	31,859

TOTAL INDUSTRIALS				4,098,241

INFORMATION TECHNOLOGY - 1.2%
IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	100,000	106,078
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	40,000	40,665
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	30,000	30,742
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	40,000	40,995
Visa Inc., Senior Notes	2.700%	4/15/40	65,000	66,505
Visa Inc., Senior Notes	4.300%	12/14/45	40,000	50,213

Total IT Services				335,198

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc., Senior Notes	4.700%	4/15/25	150,000	167,118
Broadcom Inc., Senior Notes	3.150%	11/15/25	70,000	74,815

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	15

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Intel Corp., Senior Notes	1.600%	8/12/28	30,000	$29,892
Intel Corp., Senior Notes	4.750%	3/25/50	60,000	78,402
Intel Corp., Senior Notes	3.050%	8/12/51	10,000	9,934
Micron Technology Inc., Senior Notes	2.497%	4/24/23	50,000	51,464
NVIDIA Corp., Senior Notes	2.850%	4/1/30	20,000	21,432
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	40,000	41,778	(a)

Total Semiconductors & Semiconductor Equipment				474,835

Software - 0.4%
Microsoft Corp., Senior Notes	3.300%	2/6/27	210,000	232,263
Oracle Corp., Senior Notes	1.650%	3/25/26	120,000	121,705
Oracle Corp., Senior Notes	2.875%	3/25/31	130,000	133,770
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	52,137

Total Software				539,875

Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc., Senior Notes	1.125%	5/11/25	100,000	100,725
Apple Inc., Senior Notes	2.450%	8/4/26	80,000	84,650

Total Technology Hardware, Storage & Peripherals				185,375

TOTAL INFORMATION TECHNOLOGY				1,535,283

MATERIALS - 1.3%
Chemicals - 0.2%
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	200,000	201,250	(a)

Metals & Mining - 1.0%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	220,425	(a)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	50,000	68,872
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	30,000	39,961
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	460,000	497,375
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	20,000	21,625
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	105,000	129,281
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	150,000	160,702	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	150,000	164,960	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	30,000	32,703	(a)

Total Metals & Mining				1,335,904

See Notes to Schedule of Investments.

16	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	150,000		$154,087
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	10,000		9,658

Total Paper & Forest Products					163,745

TOTAL MATERIALS					1,700,899

UTILITIES - 0.4%
Electric Utilities - 0.4%
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	100,000		109,735
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	290,000		396,157
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	70,000		69,887

TOTAL UTILITIES					575,779

TOTAL CORPORATE BONDS & NOTES (Cost - $40,151,734)					41,936,091

SOVEREIGN BONDS - 14.3%
Argentina - 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,443		1,688
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	145,500		53,358

Total Argentina					55,046

Brazil - 1.9%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	8,063,000	BRL	1,194,450
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	272,000	BRL	49,693
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	3,833,000	BRL	705,314
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	550,000		512,721

Total Brazil					2,462,178

Colombia - 0.3%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	330,000		321,631

Indonesia - 2.8%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	700,000		778,148
Indonesia Treasury Bond	7.000%	5/15/27	9,787,000,000	IDR	732,358
Indonesia Treasury Bond	6.500%	2/15/31	28,500,000,000	IDR	2,012,175
Indonesia Treasury Bond	6.375%	4/15/32	959,000,000	IDR	67,674
Indonesia Treasury Bond	7.500%	6/15/35	330,000,000	IDR	24,394

Total Indonesia					3,614,749

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	17

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Italy - 1.2%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	1,380,000	EUR	$1,600,631	(c)

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	200,000		197,258	(a)

Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	400,000		442,500	(a)

Mexico - 3.6%
Mexican Bonos, Bonds	8.000%	11/7/47	8,800,000	MXN	431,255
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,290,000	MXN	119,221
Mexican Bonos, Senior Notes	7.750%	11/13/42	67,020,000	MXN	3,224,574
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	870,000		925,863

Total Mexico					4,700,913

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	400,000		395,840

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	540,000		658,120	(a)

Russia - 2.7%
Russian Federal Bond - OFZ	6.000%	10/6/27	9,460,000	RUB	122,932
Russian Federal Bond - OFZ	6.900%	5/23/29	105,522,000	RUB	1,428,683
Russian Federal Bond - OFZ	7.650%	4/10/30	86,870,000	RUB	1,230,562
Russian Federal Bond - OFZ	7.250%	5/10/34	240,000	RUB	3,268
Russian Federal Bond - OFZ	7.700%	3/16/39	53,520,000	RUB	759,574

Total Russia					3,545,019

South Africa - 0.4%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	9,660,000	ZAR	443,724

TOTAL SOVEREIGN BONDS (Cost - $19,252,334)					18,437,609

MORTGAGE-BACKED SECURITIES - 14.0%
FHLMC - 3.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-5/1/50	705,210		754,747
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-5/1/51	1,071,262		1,082,849
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47-7/1/49	242,868		266,213

See Notes to Schedule of Investments.

18	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/48	68,240	$74,658
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/48-11/1/49	182,022	202,423
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	2/1/50-7/1/50	579,747	612,388
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	12/1/50-7/1/51	581,951	604,855
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	143,359	154,019
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/47	205,456	222,018

Total FHLMC				3,974,170

FNMA - 8.4%
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	9,698	10,647
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-8/1/50	1,158,118	1,237,852
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	49,614	53,574	(e)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-9/1/51	2,232,642	2,369,571
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-7/1/51	1,344,557	1,399,137
Federal National Mortgage Association (FNMA)	1.500%	10/1/36	700,000	706,918	(f)
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	42,410	50,106
Federal National Mortgage Association (FNMA)	2.000%	10/1/41-7/1/51	1,609,929	1,622,479
Federal National Mortgage Association (FNMA)	4.500%	6/1/47-1/1/59	568,846	625,100
Federal National Mortgage Association (FNMA)	4.000%	7/1/47-1/1/49	1,173,185	1,265,191
Federal National Mortgage Association (FNMA)	5.000%	11/1/48-9/1/49	365,066	405,753
Federal National Mortgage Association (FNMA)	2.500%	10/1/51-11/1/51	1,000,000	1,030,274	(f)
Federal National Mortgage Association (FNMA)	2.000%	11/1/51	100,000	100,090	(f)

Total FNMA				10,876,692

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	19

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - 2.5%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	58,511	$62,017
Government National Mortgage Association (GNMA) II	3.500%	2/20/46-1/20/50	597,630	632,522
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-2/20/50	792,202	842,325
Government National Mortgage Association (GNMA) II	4.500%	4/20/48-4/20/50	600,105	641,330
Government National Mortgage Association (GNMA) II	5.000%	11/20/48	47,522	51,304
Government National Mortgage Association (GNMA) II	4.000%	3/20/49- 4/20/50	534,637	571,053
Government National Mortgage Association (GNMA) II	2.000%	12/20/50	380,596	386,558

Total GNMA				3,187,109

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $18,052,838)				18,037,971

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 10.5%
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.560%)	0.646%	2/25/37	163,756	144,167	(e)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	1.180%	7/17/26	200,000	200,000	(a)(b)(e)(h)
BAMLL Commercial Mortgage Securities Trust, 2020-JGDN A (1 mo. USD LIBOR + 2.750%)	2.834%	11/15/30	250,000	253,432	(a)(e)
BWAY Mortgage Trust, 2015-1740 E	4.806%	1/10/35	500,000	481,239	(a)(e)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	2.134%	11/15/35	133,000	133,356	(a)(e)
BX Commercial Mortgage Trust, 2019- IMC F (1 mo. USD LIBOR + 2.900%)	2.984%	4/15/34	300,000	298,505	(a)(e)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	0.984%	11/15/37	501,325	502,262	(a)(e)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.482%	6/15/50	500,000	515,922	(e)
CSAIL Commercial Mortgage Trust, 2021- C20 A3	2.805%	3/15/54	240,000	251,077
CSMC Trust, 2019-RPL9 A1	2.961%	10/27/59	215,011	216,493	(a)(e)
CSMC Trust, 2021-NQM6 A3	1.585%	7/25/66	260,000	260,098	(a)(e)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	260,000	275,184	(a)

See Notes to Schedule of Investments.

20	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 A1	2.190%	7/25/29	483,277	$506,930
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.948%	10/25/29	2,890,250	174,313	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	82,937	11,060
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	92,162	13,585
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	94,499	12,242
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	550,000	574,588	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	640,000	672,203	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.586%	3/25/30	510,000	523,049	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA3 M2 (1 mo. USD LIBOR + 3.000%)	3.086%	6/25/50	105,163	105,661	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.486%	1/25/24	57,858	59,913	(e)
Federal National Mortgage Association (FNMA) - CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	2.686%	5/25/24	120,395	121,849	(e)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.086%	7/25/25	29,434	30,263	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1M2 (1 mo. USD LIBOR + 5.300%)	5.386%	10/25/28	154,276	162,047	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.286%	1/25/30	88,436	90,373	(a)(e)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	21

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.486%	5/25/30	343,023	$347,989	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	3.636%	7/25/30	230,000	237,847	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.336%	7/25/30	284,041	287,753	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	3.836%	10/25/30	320,000	333,773	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.236%	10/25/30	223,398	226,351	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.186%	10/25/39	144,874	145,592	(a)(e)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.225%	4/25/28	97,818	107,030	(e)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	10,000	11,542
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	99,913	108,124	(e)
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	89,551	13,564
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	271,148	36,293
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	193,406	28,406
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.133%	10/16/48	13,710,166	95,947	(e)
Government National Mortgage Association (GNMA), 2014-17 AM	3.320%	6/16/48	85,890	91,655	(e)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	353,212	365,471
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	94,236	12,656
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	190,241	26,383

See Notes to Schedule of Investments.

22	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	472,629	$50,940
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.537%	7/20/70	443,498	446,091	(e)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.537%	7/20/70	458,972	461,449	(e)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.487%	8/20/70	241,095	241,714	(e)
GS Mortgage Securities Corp. II, 2018- SRP5 C (1 mo. USD LIBOR + 4.000%)	4.084%	9/15/31	400,000	126,560	(a)(e)
GS Mortgage Securities Trust, 2017-GS8 C	4.480%	11/10/50	401,000	432,064	(e)
GS Mortgage Securities Trust, 2020- DUNE A (1 mo. USD LIBOR + 1.100%)	1.184%	12/15/36	280,000	281,300	(a)(e)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.606%	11/25/35	176,355	167,399	(e)
IndyMac INDX Mortgage Loan Trust, 2005-AR10 A1 (1 mo. USD LIBOR + 0.520%)	0.606%	6/25/35	200,679	182,783	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD D (1 mo. USD LIBOR + 1.850%)	1.934%	9/15/29	400,000	396,470	(a)(e)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step bond	3.250%	11/25/59	213,318	214,502	(a)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.834%	2/16/22	120,000	119,954	(e)
MTRO Commercial Mortgage Trust, 2019- TECH D (1 mo. USD LIBOR + 1.800%)	1.884%	12/15/33	100,000	98,372	(a)(e)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	297,519	312,766	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018- THL D (1 mo. USD LIBOR + 2.150%)	2.233%	11/11/34	243,024	242,409	(a)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. USD LIBOR + 0.580%)	0.666%	7/25/45	56,073	55,673	(e)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	23

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000	$75,112	(e)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	500,000	569,475

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $13,654,661)				13,541,220

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.6%
U.S. Government Obligations - 9.6%
U.S. Treasury Bonds	1.125%	8/15/40	1,860,000	1,600,617
U.S. Treasury Bonds	2.250%	5/15/41	10,000	10,398
U.S. Treasury Bonds	3.625%	2/15/44	84,000	108,127
U.S. Treasury Bonds	2.875%	5/15/49	210,000	245,667
U.S. Treasury Bonds	2.250%	8/15/49	350,000	362,797
U.S. Treasury Bonds	2.000%	2/15/50	1,590,000	1,562,051
U.S. Treasury Bonds	1.250%	5/15/50	3,640,000	2,977,833
U.S. Treasury Bonds	1.375%	8/15/50	2,060,000	1,738,286
U.S. Treasury Bonds	1.625%	11/15/50	300,000	269,520
U.S. Treasury Bonds	1.875%	2/15/51	140,000	133,503
U.S. Treasury Bonds	2.375%	5/15/51	780,000	832,406
U.S. Treasury Notes	0.250%	11/15/23	10,000	9,986
U.S. Treasury Notes	0.250%	6/30/25	100,000	98,219
U.S. Treasury Notes	0.375%	1/31/26	80,000	78,281
U.S. Treasury Notes	1.250%	4/30/28	80,000	79,944
U.S. Treasury Notes	1.250%	6/30/28	460,000	459,030
U.S. Treasury Notes	1.000%	7/31/28	900,000	882,562
U.S. Treasury Notes	1.125%	8/31/28	620,000	612,637
U.S. Treasury Notes	1.625%	5/15/31	60,000	60,703
U.S. Treasury Notes	1.250%	8/15/31	280,000	273,219

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $13,395,941)				12,395,786

SENIOR LOANS - 6.8%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
Avaya Inc., Term Loan B	—	12/15/24	52,497	52,526	(i)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.084%	3/9/27	71,621	70,953	(e)(j)(k)

Total Diversified Telecommunication Services				123,479

Interactive Media & Services - 0.1%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	169,151	167,864	(e)(j)(k)

See Notes to Schedule of Investments.

24	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 0.5%
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.840%	2/1/27	39,298	$39,042	(e)(j)(k)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.586%	9/18/26	146,754	146,533	(e)(j)(k)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.854%	1/31/28	150,000	148,932	(e)(j)(k)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	3.334%	1/31/29	20,000	19,994	(e)(j)(k)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.584%	4/30/28	250,000	247,917	(e)(j)(k)

Total Media				602,418

TOTAL COMMUNICATION SERVICES				893,761

CONSUMER DISCRETIONARY - 1.4%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	88,907	88,775	(e)(j)(k)

Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.837%	11/19/26	344,912	340,456	(e)(j)(k)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.834%	1/15/27	74,600	72,754	(e)(j)(k)
Caesars Resort Collection LLC, Term Loan B1 (3 mo. USD LIBOR + 3.500%)	3.583%	7/20/25	247,500	247,589	(e)(j)(k)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.836%	6/22/26	140,000	138,765	(e)(j)(k)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.834%	8/14/24	118,292	117,716	(e)(j)(k)

Total Hotels, Restaurants & Leisure				917,280

Specialty Retail - 0.6%
Gannett Holdings LLC, First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.000%)	7.750%	2/9/26	167,754	168,488	(e)(j)(k)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	248,750	248,486	(e)(j)(k)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	25

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/11/28	100,000	$100,143	(e)(j)(k)
Whatabrands LLC, Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	8/3/28	230,000	229,660	(e)(j)(k)

Total Specialty Retail				746,777

TOTAL CONSUMER DISCRETIONARY				1,752,832

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.334%	1/29/27	49,375	48,758	(e)(j)(k)
US Foods Inc., Retired Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.842%	6/27/23	34,758	34,540	(e)(j)(k)

Total Food & Staples Retailing				83,298

Household Products - 0.1%
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	169,150	168,939	(e)(j)(k)

TOTAL CONSUMER STAPLES				252,237

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pilot Travel Centers LLC, Initial Term Loan B	—	8/4/28	200,000	199,286	(i)

FINANCIALS - 1.2%
Capital Markets - 0.2%
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.084%	7/3/24	207,399	205,757	(e)(j)(k)

Diversified Financial Services - 0.8%
Allied Universal Holdco LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	227,474	227,577	(e)(j)(k)
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR + 2.500%)	2.584%	2/2/28	137,907	136,577	(e)(j)(k)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	108,625	108,845	(e)(j)(k)
Nexus Buyer LLC, Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.836%	11/9/26	197,985	197,914	(e)(j)(k)

See Notes to Schedule of Investments.

26	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.834%	11/16/26	34,531	$34,299	(e)(j)(k)
UFC Holdings LLC, Term Loan B3 (the greater of 6 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	283,350	282,562	(e)(j)(k)

Total Diversified Financial Services				987,774

Insurance - 0.1%
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.125%)	3.209%	11/3/23	143,882	142,983	(e)(j)(k)

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.834%	5/15/26	207,873	204,235	(e)(j)(k)(l)

TOTAL FINANCIALS				1,540,749

HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP, Initial Dollar Term Loan	—	10/23/28	110,000	109,794	(i)

Health Care Providers & Services - 1.2%
Global Medical Response Inc., 2020 Term Loan	5.750%	10/2/25	89,325	89,593	(e)(j)(k)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.072%	11/15/27	147,375	144,918	(e)(j)(k)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.834%	11/17/25	229,254	228,826	(e)(j)(k)
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.834%	9/27/24	330,652	330,371	(e)(j)(k)
Parexel International Corp., Initial Term Loan	—	8/11/28	250,000	250,040	(i)
Radiology Partners Inc., Replacement Term Loan B	4.333-4.335%	7/9/25	250,000	249,687	(e)(j)(k)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	110,000	109,634	(e)(j)(k)
WP CityMD Bidco LLC, Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/13/26	227,700	228,301	(e)(j)(k)

Total Health Care Providers & Services				1,631,370

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	27

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.2%
AthenaHealth Inc., Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.377%	2/11/26	216,847	$217,280	(e)(j)(k)

Life Sciences Tools & Services - 0.1%
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	1/13/28	119,400	119,152	(e)(j)(k)

Pharmaceuticals - 0.3%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.834%	11/27/25	248,021	247,277	(e)(j)(k)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.084%	6/2/25	177,475	177,209	(e)(j)(k)

Total Pharmaceuticals				424,486

TOTAL HEALTH CARE				2,502,082

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Avolon TLB Borrower 1 US LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/1/27	208,950	208,950	(e)(j)(k)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.334%	12/9/25	89,093	87,979	(e)(j)(k)

Total Aerospace & Defense				296,929

Airlines - 0.2%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	40,000	40,133	(e)(j)(k)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	90,000	95,665	(e)(j)(k)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	79,600	80,089	(e)(j)(k)

Total Airlines				215,887

Commercial Services & Supplies - 0.2%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.584%	10/1/26	47,500	47,174	(e)(j)(k)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.340%	10/30/26	20,612	20,627	(e)(j)(k)

See Notes to Schedule of Investments.

28	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	145,507	$145,689	(e)(j)(k)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.088%	5/14/26	51,706	51,488	(e)(j)(k)

Total Commercial Services & Supplies				264,978

Electrical Equipment - 0.0%††
Brookfield WEC Holdings Inc., Refinance Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	29,325	29,108	(e)(j)(k)

Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.132%	12/30/26	247,042	245,414	(e)(j)(k)

TOTAL INDUSTRIALS				1,052,316

INFORMATION TECHNOLOGY - 0.3%
Software - 0.2%
Cloudera Inc., Initial Term Loan	—	10/8/28	40,000	39,925	(i)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.084%	10/16/26	227,293	227,229	(e)(j)(k)

Total Software				267,154

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC, Refinancing Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.250% + 1.750%)	2.000%	9/19/25	172,668	172,584	(e)(j)(k)

TOTAL INFORMATION TECHNOLOGY				439,738

MATERIALS - 0.1%
Construction Materials - 0.0%††
Summit Materials LLC, New Term Loan B (1 mo. USD LIBOR + 2.000%)	2.084%	11/21/24	69,280	69,129	(e)(j)(k)

Containers & Packaging - 0.1%
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.834%	2/4/27	95,827	95,534	(e)(j)(k)

TOTAL MATERIALS				164,663

TOTAL SENIOR LOANS (Cost - $8,749,836)				8,797,664

ASSET-BACKED SECURITIES - 6.4%
Allegany Park CLO Ltd., 2019-1A C (3 mo. USD LIBOR + 2.550%)	2.684%	1/20/33	250,000	250,596	(a)(e)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	297,000	302,206	(a)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	29

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	6.226%	10/15/30	250,000	$249,328	(a)(e)
Asset Backed Securities Corp. Home Equity Loan Trust, 2001-HE3 A1 (1 mo. USD LIBOR + 0.540%)	0.624%	11/15/31	326,779	324,407	(e)
ASSURANT CLO Ltd., 2019-5A E (3 mo. USD LIBOR + 7.340%)	7.466%	1/15/33	250,000	250,019	(a)(e)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A B	2.960%	2/20/27	200,000	210,824	(a)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.236%	11/25/69	175,105	178,677	(a)(e)
FNA VI LLC, 2021-1A A	1.350%	1/10/32	148,124	147,966	(a)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	5.834%	1/20/30	250,000	248,374	(a)(e)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.834%	1/20/33	300,000	301,236	(a)(e)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.579%	11/30/32	250,000	250,622	(a)(e)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	310,000	310,326	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	380,000	375,250	(a)
Loanpal Solar Loan Ltd., 2021-2GS A	2.220%	3/20/48	274,912	274,928	(a)
Madison Park Funding XXVI Ltd., 2017-26A DR (3 mo. USD LIBOR + 3.000%)	3.130%	7/29/30	275,000	274,997	(a)(e)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.434%	1/20/33	250,000	249,628	(a)(e)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.784%	1/20/31	250,000	239,122	(a)(e)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC7 M1 (1 mo. USD LIBOR + 0.855%)	0.941%	7/25/34	72,712	72,100	(e)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC8 M1 (1 mo. USD LIBOR + 0.915%)	1.001%	9/25/34	180,778	180,486	(e)
NADG NNN Operating LP, 2019-1 A	3.368%	12/28/49	148,687	152,321	(a)
Nelnet Student Loan Trust, 2013-1A A (1 mo. USD LIBOR + 0.600%)	0.686%	6/25/41	60,383	60,136	(a)(e)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	1.996%	10/15/29	250,000	250,000	(a)(e)
OHA Loan Funding Ltd., 2015-1A DR2 (3 mo. USD LIBOR + 4.000%)	4.125%	11/15/32	250,000	250,256	(a)(e)

See Notes to Schedule of Investments.

30	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	2.976%	4/15/31	250,000	$242,371	(a)(e)
RAMP Trust, 2006-NC3 M1 (1 mo. USD LIBOR + 0.340%)	0.596%	3/25/36	270,000	266,850	(e)
Regatta XI Funding Ltd., 2018-1A D (3 mo. USD LIBOR + 2.850%)	2.984%	7/17/31	250,000	249,756	(a)(e)
SMB Private Education Loan Trust, 2018-C A2A	3.630%	11/15/35	85,004	89,232	(a)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. USD LIBOR + 0.750%)	0.834%	11/15/35	178,579	179,077	(a)(e)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.084%	6/15/37	82,559	83,431	(a)(e)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	0.806%	7/25/35	282,969	282,895	(e)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	95,540	101,467	(a)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	5.326%	4/16/31	250,000	240,383	(a)(e)
TICP CLO II-2 Ltd., 2018-IIA C (3 mo. USD LIBOR + 2.950%)	3.084%	4/20/28	250,000	247,695	(a)(e)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	26,714	28,791
Wellfleet CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.400%)	3.534%	10/20/29	250,000	249,397	(a)(e)
Wellfleet CLO Ltd., 2017-3A C (3 mo. USD LIBOR + 2.750%)	2.884%	1/17/31	250,000	243,838	(a)(e)
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	407,950	419,613	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $8,230,279)				8,328,601

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.2%
90-Day Eurodollar Futures, Put @ $99.63	3/14/22	254	635,000	4,763
Eurodollar 1-Year Midcurve Options, Call @ $99.75	12/10/21	109	272,500	1,363
Eurodollar 1-Year Midcurve Options, Put @ $99.38	12/10/21	163	407,500	9,169
U.S. Treasury 10-Year Notes Futures, Call @ $131.75	10/1/21	12	12,000	1,125

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	31

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $132.00		10/1/21	46	46,000	$1,437
U.S. Treasury 10-Year Notes Futures, Call @ $132.50		10/1/21	69	69,000	0	(m)
U.S. Treasury 10-Year Notes Futures, Call @ $133.00		10/1/21	115	115,000	0	(m)
U.S. Treasury 10-Year Notes Futures, Call @ $131.25		10/22/21	23	23,000	17,609
U.S. Treasury 10-Year Notes Futures, Call @ $131.50		10/22/21	68	68,000	42,500
U.S. Treasury 10-Year Notes Futures, Put @ $131.50		10/1/21	92	92,000	10,062
U.S. Treasury 10-Year Notes Futures, Put @ $132.00		10/1/21	23	23,000	9,703
U.S. Treasury Long-Term Bonds Futures, Call @ $159.00		10/22/21	11	11,000	16,844
U.S. Treasury Long-Term Bonds Futures, Call @ $160.50		10/22/21	68	68,000	58,437
U.S. Treasury Long-Term Bonds Futures, Call @ $161.00		10/22/21	6	6,000	4,219
U.S. Treasury Long-Term Bonds Futures, Call @ $167.00		10/22/21	47	47,000	2,203
U.S. Treasury Long-Term Bonds Futures, Put @ $159.00		10/22/21	47	47,000	61,688

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $304,942)					241,122

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
Credit default swaption to buy protection on Markit CDX.NA.HY.36 Index, Call 109.50bps	BNP Paribas SA	10/20/21	650,000	650,000	1,127
Interest rate swaption, Put 185.00bps	Morgan Stanley & Co. Inc.	3/14/22	2,500,000	2,500,000	123,762
U.S. Dollar/Australian Dollar, Put @ $0.73	Goldman Sachs Group Inc.	11/22/21	310,000	310,000	3,477
U.S. Dollar/Canadian Dollar, Put @ 1.26CAD	Goldman Sachs Group Inc.	11/19/21	1,000,000	1,000,000	8,267

See Notes to Schedule of Investments.

32	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Canadian Dollar, Put @ 1.27CAD	BNP Paribas SA	11/22/21	600,000	600,000	$6,884
U.S. Dollar/Japanese Yen, Call @ 115.20JPY	Morgan Stanley & Co. Inc.	11/10/21	955,000	955,000	505
U.S. Dollar/Japanese Yen, Put @ 107.80JPY	Morgan Stanley & Co. Inc.	11/10/21	2,563,000	2,563,000	1,700
U.S. Dollar/Norwegian Krone, Put @ 8.60NOK	Morgan Stanley & Co. Inc.	10/8/21	1,000,000	1,000,000	1,428
U.S. Dollar/Norwegian Krone, Put @ $0.71	Goldman Sachs Group Inc.	11/22/21	470,000	470,000	1,952

TOTAL OTC PURCHASED OPTIONS (Cost - $121,311)					149,102

TOTAL PURCHASED OPTIONS (Cost - $426,253)					390,224

		RATE	MATURITY DATE	FACE AMOUNT†
U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.3%
U.S. Treasury Bonds, Inflation Indexed		2.125%	2/15/40	50,000	93,940
U.S. Treasury Bonds, Inflation Indexed		2.125%	2/15/41	100,000	187,588
U.S. Treasury Bonds, Inflation Indexed		0.750%	2/15/42	50,000	73,528

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $329,527)					355,056

				SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.2%
Invesco Senior Loan ETF (Cost - $313,898)				14,600	322,806

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $122,557,301)					122,543,028

				FACE AMOUNT†
SHORT-TERM INVESTMENTS - 4.4%
U.S. TREASURY BILLS - 2.3%
U.S. Treasury Bills (Cost - $2,999,548)		0.038%	1/20/22	3,000,000	2,999,653	(n)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	33

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
OVERNIGHT DEPOSITS - 2.1%
BNY Mellon Cash Reserve Fund (Cost - $2,719,681)	0.010%	2,719,681	$2,719,681

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,719,229)			5,719,334

TOTAL INVESTMENTS - 99.2% (Cost - $128,276,530)			128,262,362
Other Assets in Excess of Liabilities - 0.8%			1,002,499

TOTAL NET ASSETS - 100.0%			$129,264,861

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2021, the Fund held TBA securities with a total cost of $1,852,047.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(i)	All or a portion of this loan is unfunded as of September 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)	Value is less than $1.

(n)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

34	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
ETF	— Exchange-Traded Fund
EUR	— Euro
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NOK	— Norwegian Krone
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
90-Day Eurodollar Futures, Put	3/14/22	$99.38	214	535,000	$(2,675)
Eurodollar 1-Year Midcurve Options, Call	12/10/21	99.63	109	272,500	(4,087)
Eurodollar 1-Year Midcurve Options, Put	12/10/21	99.13	163	407,500	(2,037)
U.S. Treasury 10-Year Notes Futures, Call	10/1/21	131.50	23	23,000	(5,031)
U.S. Treasury 10-Year Notes Futures, Call	11/26/21	131.50	45	45,000	(42,891)
U.S. Treasury 10-Year Notes Futures, Put	10/1/21	132.50	46	46,000	(40,969)
U.S. Treasury Long-Term Bonds Futures, Call	11/26/21	161.00	45	45,000	(61,875)
U.S. Treasury Long-Term Bonds Futures, Call	11/26/21	171.00	93	93,000	(10,172)
U.S. Treasury Long-Term Bonds Futures, Put	11/26/21	155.00	93	93,000	(69,750)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $225,842)					$(239,487)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	35

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
Credit default swaption to sell protection on Markit CDX.NA.HY.36 Index, Put	BNP Paribas SA	10/20/21	106.00	bps	650,000	650,000	‡	$(549)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	3/14/22	116.00	bps	12,500,000	12,500,000		(128,632)
U.S. Dollar/Brazilian Real, Call	Goldman Sachs Group Inc.	11/8/21	5.67	BRL	1,000,000	1,000,000		(9,730)
U.S. Dollar/Brazilian Real, Put	Goldman Sachs Group Inc.	11/8/21	5.01	BRL	1,000,000	1,000,000		(791)
U.S. Dollar/New Zealand Dollar, Put	Goldman Sachs Group Inc.	11/22/21	$0.73		470,000	470,000		(424)
U.S. Dollar/Russian Ruble, Put	Citibank N.A.	11/15/21	71.39	RUB	1,000,000	1,000,000		(3,701)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $105,721)								$(143,827)

TOTAL WRITTEN OPTIONS (Premiums received - $331,563)								$(383,314)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
RUB	— Russian Ruble

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	25	6/23	$6,202,625	$6,200,938	$(1,687)
90-Day Eurodollar	64	12/23	15,830,847	15,816,800	(14,047)
Australian 10-Year Bonds	14	12/21	1,457,273	1,430,698	(26,575)
Euro-OAT	4	12/21	783,124	769,311	(13,813)
U.S. Treasury 5-Year Notes	1,285	12/21	158,673,708	157,723,712	(949,996)
U.S. Treasury Long-Term Bonds	134	12/21	21,888,413	21,335,312	(553,101)
U.S. Treasury Ultra Long-Term Bonds	51	12/21	10,082,916	9,744,188	(338,728)

					(1,897,947)

See Notes to Schedule of Investments.

36	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	118	12/21	$29,432,615	$29,449,850	$(17,235)
Euro-Bund	44	12/21	8,825,641	8,659,772	165,869
Japanese 10-Year Bonds	1	12/21	1,360,605	1,356,666	3,939
U.S. Treasury 2-Year Notes	19	12/21	4,183,373	4,181,039	2,334
U.S. Treasury 10-Year Notes	689	12/21	91,828,140	90,678,860	1,149,280
U.S. Treasury Ultra 10-Year Notes	23	12/21	3,411,507	3,340,750	70,757
United Kingdom Long Gilt Bonds	25	12/21	4,352,878	4,218,654	134,224

					1,509,168

Net unrealized depreciation on open futures contracts					$(388,779)

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	380,000	NOK	3,334,120	Morgan Stanley & Co. Inc.	10/12/21	$(1,914)
INR	10,059,711	USD	132,991	Citibank N.A.	10/18/21	2,249
USD	538,799	INR	40,059,711	Citibank N.A.	10/18/21	247
INR	30,000,000	USD	398,063	JPMorgan Chase & Co.	10/18/21	5,250
USD	70,062	IDR	1,008,757,715	Bank of America N.A.	10/19/21	(283)
USD	1,014,951	EUR	854,477	BNP Paribas SA	10/19/21	24,284
USD	380,239	NOK	3,334,120	BNP Paribas SA	10/19/21	(1,655)
CAD	1,856,898	USD	1,478,391	Citibank N.A.	10/19/21	(12,672)
EUR	240,000	USD	279,457	Citibank N.A.	10/19/21	(1,205)
USD	47,276	EUR	40,000	Citibank N.A.	10/19/21	901
USD	53,516	EUR	45,000	Citibank N.A.	10/19/21	1,344
USD	82,627	EUR	70,000	Citibank N.A.	10/19/21	1,470
USD	163,120	MXN	3,310,000	Citibank N.A.	10/19/21	2,480
CAD	1,100,000	USD	886,145	Goldman Sachs Group Inc.	10/19/21	(17,873)
RUB	3,190,000	USD	42,611	Goldman Sachs Group Inc.	10/19/21	1,064
RUB	8,464,122	USD	113,936	Goldman Sachs Group Inc.	10/19/21	1,947
RUB	13,020,000	USD	174,992	Goldman Sachs Group Inc.	10/19/21	3,265
USD	58,545	EUR	50,000	Goldman Sachs Group Inc.	10/19/21	575
USD	260,985	GBP	188,546	Goldman Sachs Group Inc.	10/19/21	6,751

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	37

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	1,298,100	USD	89,241	Goldman Sachs Group Inc.	10/19/21	$(3,188)
AUD	2,086,738	USD	1,565,053	JPMorgan Chase & Co.	10/19/21	(57,570)
JPY	230,743,058	USD	2,102,429	JPMorgan Chase & Co.	10/19/21	(34,100)
USD	254,195	IDR	3,751,402,765	JPMorgan Chase & Co.	10/19/21	(7,410)
CAD	396,334	USD	315,983	Morgan Stanley & Co. Inc.	10/19/21	(3,142)
COP	508,148,260	USD	132,186	Morgan Stanley & Co. Inc.	10/19/21	942
NOK	3,334,120	USD	379,980	Morgan Stanley & Co. Inc.	10/19/21	1,914
USD	301,730	BRL	1,586,199	Morgan Stanley & Co. Inc.	10/19/21	11,489
USD	59,279	EUR	50,000	Morgan Stanley & Co. Inc.	10/19/21	1,310
USD	3,330,079	EUR	2,800,000	Morgan Stanley & Co. Inc.	10/19/21	83,803
USD	741,088	MXN	14,976,281	Morgan Stanley & Co. Inc.	10/19/21	14,261
USD	749,395	RUB	56,882,848	Morgan Stanley & Co. Inc.	10/19/21	(29,391)
USD	85,258	ZAR	1,298,100	Morgan Stanley & Co. Inc.	10/19/21	(796)
NOK	3,334,120	USD	379,948	BNP Paribas SA	1/18/22	1,573
INR	40,059,711	USD	533,347	Citibank N.A.	1/18/22	18
CAD	410,000	USD	323,544	Morgan Stanley & Co. Inc.	1/18/22	104
NZD	470,000	USD	323,889	Morgan Stanley & Co. Inc.	1/18/22	(28)
ZAR	1,298,100	USD	84,177	Morgan Stanley & Co. Inc.	1/18/22	779

Total						$(3,207)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

38	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021

At September 30, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Citibank N.A.	1,277,000	BRL	1/4/27	BRL-CDI**	7.024%**	$608	$(15,107)
JPMorgan Chase & Co.	300,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	(3,355)

Total						$608	$(18,462)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$4,161,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(19)	$1,298
6,330,000	7/1/22	3.460%**	CPURNSA**	1,109	72,801
11,054,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(22,778)
6,330,000	7/1/26	CPURNSA**	2.620%**	3,291	(150,147)
15,730,000	9/17/26	CPURNSA**	2.723%**	54,973	(82,825)
3,138,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(5,164)	131,466
886,000	5/15/27	0.710% annually	Daily SOFR annually	—	11,872
4,609,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	4,354	3,339
10,348,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(10,446)	(36,580)
570,000	7/20/45	0.560% annually	Daily SOFR annually	—	118,472
3,915,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	16,145	823,475
924,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	5,427	39,593
721,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	3,835	96,743
342,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	1,957	16,883
223,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	3,316	(9,855)
812,000	2/15/47	1.520% annually	Daily SOFR annually	(3,731)	15,584

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	39

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$99,000	2/15/47	1.729% annually	Daily SOFR annually	—	$(3,391)
	56,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	$571	(2,411)
	172,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(22)	(7,683)
	479,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(3,250)	25,098

Total	$70,899,000				$72,346	$1,040,954

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Volkswagen International Finance NV, 0.875%, due 1/16/23)	530,000	EUR	12/20/24	0.348%	1.000% quarterly	$13,121	$6,734	$6,387

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2021[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	530,000	EUR	12/20/24	0.278%	1.000% quarterly	$(14,547)	$(8,258)	$(6,289)

See Notes to Schedule of Investments.

40	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.37 Index	$(5,138,000)	12/20/26	1.000% quarterly	$121,616	$124,809	$(3,193)
Markit CDX.NA.IG.37 Index	(3,950,000)	12/20/31	1.000% quarterly	27,761	30,654	(2,893)

Total	$(9,088,000)			$149,377	$155,463	$(6,086)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.37 Index	$1,831,000	12/20/26	5.000% quarterly	$(168,340)	$(177,106)	$8,766

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	41

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2021

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
CPURNSA	— U.S. CPI Urban Consumers NSA Index
EUR	— Euro
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

42	Western Asset Total Return ETF 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices

43

Notes to Schedule of Investments (unaudited) (continued)

supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the

44

Notes to Schedule of Investments (unaudited) (continued)

particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

45

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$41,936,091	—	$41,936,091
Sovereign Bonds	—	18,437,609	—	18,437,609
Mortgage-Backed Securities	—	18,037,971	—	18,037,971
Collateralized Mortgage Obligations	—	13,541,220	—	13,541,220
U.S. Government & Agency Obligations	—	12,395,786	—	12,395,786
Senior Loans:
Financials	—	1,336,514	$204,235	1,540,749
Other Senior Loans	—	7,256,915	—	7,256,915
Asset-Backed Securities	—	8,328,601	—	8,328,601
Purchased Options:
Exchange-Traded Purchased Options	$241,122	—	—	241,122
OTC Purchased Options	—	149,102	—	149,102
U.S. Treasury Inflation Protected Securities	—	355,056	—	355,056
Investments in Underlying Funds	322,806	—	—	322,806

Total Long-Term Investments	563,928	121,774,865	204,235	122,543,028

Short-Term Investments†:
U.S. Treasury Bills	—	2,999,653	—	2,999,653
Overnight Deposits	—	2,719,681	—	2,719,681

Total Short-Term Investments	—	5,719,334	—	5,719,334

Total Investments	$563,928	$127,494,199	$204,235	$128,262,362

46

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,526,403	—	—	$1,526,403
Forward Foreign Currency Contracts††	—	$168,020	—	168,020
Centrally Cleared Interest Rate Swaps††	—	1,356,624	—	1,356,624
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	13,121	—	13,121
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	8,766	—	8,766

Total Other Financial Instruments	$1,526,403	$1,546,531	—	$3,072,934

Total	$2,090,331	$129,040,730	$204,235	$131,335,296

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$239,487	—	—	$239,487
OTC Written Options	—	$143,827	—	143,827
Futures Contracts††	1,915,182	—	—	1,915,182
Forward Foreign Currency Contracts††	—	171,227	—	171,227
OTC Interest Rate Swaps	—	17,854	—	17,854
Centrally Cleared Interest Rate Swaps††	—	315,670	—	315,670
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	14,547	—	14,547
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	6,086	—	6,086

Total	$2,154,669	$669,211	—	$2,823,880

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

47